Dreyfus
Stock Index Fund


ANNUAL REPORT December 31, 2001






The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             8   Statement of Investments

                            23   Statement of Financial Futures

                            24   Statement of Assets and Liabilities

                            25   Statement of Operations

                            26   Statement of Changes in Net Assets

                            28   Financial Highlights

                            30   Notes to Financial Statements

                            36   Report of Independent Accountants

                            37   Important Tax Information

                            38   Board Members Information

                            39   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                               Stock Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for Dreyfus Stock Index Fund, covering the 12-month period from January 1, 2001 through December 31, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Thomas Durante.

2001 was a difficult year for the U.S. and global economies. It was a year in which one of America' s longest periods of economic expansion came to an end, derailed by widespread credit concerns, dramatically lower levels of corporate spending and the September 11 terrorist attacks. It was also a year in which the large-cap sector of the U.S. stock market posted its second consecutive year of negative returns, led lower by persistent declines among technology and telecommunications stocks.

The past year also reminded investors of the importance of some fundamental principles of investing. The merit of a long-term perspective was validated when stocks rallied in the fourth quarter, rewarding those investors who held onto companies with sound business fundamentals and bright prospects. The importance of diversification was underscored by the bond market's strong returns, which helped cushion the equity market's decline for investors who allocated their investments among different asset classes. Perhaps most significant, 2001 affirmed the value of objective advice from an experienced financial advisor who understands your current needs, long-term goals and attitude toward risk.

As challenging as 2001 was, we believe better times are ahead in 2002. Signs of economic recovery have emerged, and the equity markets have recently rallied in response to renewed investor optimism. While we can't guarantee that these encouraging trends will continue, we do believe that the straightest path to financial security in any market environment is one that includes a long-term perspective, broad diversification and professional advice from a trusted advisor.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2002




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Thomas Durante, Portfolio Managers

How did Dreyfus Stock Index Fund perform relative to its benchmark?

For the 12-month period ended December 31, 2001, Dreyfus Stock Index Fund produced total returns of -12.18% for its Initial shares and -12.46% for its Service shares.(1) In contrast, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a total return of -11.87% for the same period.(2) The difference in returns is primarily due to transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weightings in the Index. Often considered a barometer for the domestic stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap, blue chip stocks which, when combined, cover nearly 75% of total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Accordingly, it is composed of approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus Stock Index Fund uses a passive management approach -- all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500 Index. The fund does not attempt to manage market volatility.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The most significant factor contributing to the fund and market's negative returns was the U.S. economic slowdown, which resulted in steep declines for almost all industry groups within the S&P 500 Index. Technology stocks, which comprise approximately 19% of the S& P 500 Index and the fund, were hit particularly hard, especially during the first half of 2001. The combination of dramatically reduced demand for their products and services, inflated inventory levels and high debt levels caused earnings to fall dramatically. While some technology stocks recovered strongly in the fourth calendar quarter, it was not enough to offset earlier losses.

Energy stocks were among the most volatile of 2001. High energy prices caused many energy-related stocks to soar early in the year. Later in the year, however, reduced demand for energy in a weakening economy caused oil and gas prices -- and many energy-related stocks -- to fall sharply, more than offsetting previous gains.

Existing economic weakness was intensified on September 11, when the terrorist attacks effectively pushed the U.S. economy into recession and caused the suspension of stock market trading for several days. When the markets reopened, stocks fell sharply to their lowest levels of the year. However, the attacks' adverse effects were short-lived and, within weeks, the stock market regained all of the value lost immediately after the attacks. Some groups, including defense- and security-related stocks, responded particularly positively to the post-attack environment. However, other market areas, most notably airlines, continued to suffer.

In the fourth quarter of 2001, the S&P 500 Index rallied strongly. Early signs of potential economic recovery caused investor sentiment to improve, the rate of job losses began to taper off and manufacturing activity began to increase. What's more, by the end of the reporting period many homeowners had refinanced their mortgages at lower rates, freeing up cash for other purposes. Many spent some of that extra money on home improvement projects, resulting in enhanced returns for consumer stocks, particularly homebuilding companies and discount retailers.


What is the fund's current strategy?

Because the fund is an index fund, it seeks to provide broadly diversified exposure to the large capitalization U.S. equity market by attempting to replicate the returns of the S&P 500 Index. Accordingly, we intend to maintain our strategy of investing in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index.

We believe that a diverse portfolio of stocks across a broad range of industry groups has proven to be one of the most reliable ways for investors to build wealth, especially for those individuals who can focus on a long-term investment horizon.

January 15, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS DAILY AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund Initial shares and Service shares and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 12/31/01

                                                                               1 Year             5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                                (12.18)%            10.37%            12.49%

SERVICE SHARES                                                                (12.46)%            10.30%            12.45%

THE DATA FOR SERVICE SHARES PRIMARILY REPRESENTS THE RESULTS OF INITIAL SHARES.
ACTUAL SERVICE SHARES' AVERAGE ANNUAL TOTAL RETURN AND HYPOTHETICAL GROWTH
RESULTS WOULD HAVE BEEN LOWER. SEE NOTES BELOW.

((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE PORTFOLIO'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN INITIAL AND SERVICE SHARES OF DREYFUS STOCK INDEX FUND ON 12/31/91 TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "INDEX") ON THAT DATE.

THE PORTFOLIO'S INITIAL SHARES ARE NOT SUBJECT TO A RULE 12B-1 FEE. THE PORTFOLIO'S SERVICE SHARES ARE SUBJECT TO A 0.25% ANNUAL RULE 12B-1 FEE. THE PERFORMANCE FIGURES FOR SERVICE SHARES REFLECT THE PERFORMANCE OF THE PORTFOLIO'S INITIAL SHARES FROM THEIR INCEPTION DATE THROUGH DECEMBER 30, 2000, AND THE PERFORMANCE OF THE PORTFOLIO'S SERVICE SHARES FROM



DECEMBER 31, 2000 (INCEPTION DATE OF SERVICE SHARES) TO DECEMBER 31, 2001 (BLENDED PERFORMANCE FIGURES). THE PERFORMANCE FIGURES FOR EACH SHARE CLASS REFLECT CERTAIN EXPENSE REIMBURSEMENTS, WITHOUT WHICH, THE PERFORMANCE OF EACH SHARE CLASS WOULD HAVE BEEN LOWER. IN ADDITION, THE BLENDED PERFORMANCE FIGURES HAVE NOT BEEN ADJUSTED TO REFLECT THE HIGHER OPERATING EXPENSES OF THE SERVICE SHARES. IF THESE EXPENSES HAD BEEN REFLECTED, THE BLENDED PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE PORTFOLIO FEES AND EXPENSES (AFTER ANY EXPENSE REIMBURSEMENTS). THE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE THAT INCLUDES THE REINVESTMENT OF DIVIDENDS DAILY. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT

                                                             The Fund

STATEMENT OF INVESTMENTS

December 31, 2001


COMMON STOCKS--98.0%                                                                             Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.4%

Adolph Coors, Cl. B                                                                              14,900                  795,660

Anheuser-Busch Cos.                                                                             365,600               16,528,776

Brown-Forman, Cl. B                                                                              28,200                1,765,320

Philip Morris Cos.                                                                              895,900               41,077,015

UST                                                                                              68,400                2,394,000

                                                                                                                      62,560,771

CONSUMER CYCLICAL--9.5%

AMR                                                                                              63,900  (a)           1,416,663

Albertson's                                                                                     167,877                5,286,447

AutoZone                                                                                         44,600  (a)           3,202,280

Bed Bath & Beyond                                                                               119,900  (a)           4,064,610

Best Buy                                                                                         87,200  (a)           6,494,656

Big Lots                                                                                         47,100                  489,840

Black & Decker                                                                                   33,000                1,245,090

Brunswick                                                                                        36,200                  787,712

CVS                                                                                             161,600                4,783,360

Circuit City Stores-Circuit City Group                                                           86,100                2,234,295

Cooper Tire & Rubber                                                                             29,900                  477,204

Costco Wholesale                                                                                187,000  (a)           8,299,060

Dana                                                                                             61,206                  849,539

Darden Restaurants                                                                               48,200                1,706,280

Delphi Automotive Systems                                                                       231,703                3,165,063

Delta Air Lines                                                                                  51,000                1,492,260

Dillard's, Cl. A                                                                                 34,600                  553,600

Dollar General                                                                                  136,737                2,037,381

Eastman Kodak                                                                                   120,300                3,540,429

Family Dollar Stores                                                                             71,300                2,137,574

Federated Department Stores                                                                      79,700  (a)           3,259,730

Ford Motor                                                                                      748,830               11,771,608

Gap                                                                                             356,600                4,971,004

General Motors                                                                                  229,700               11,163,420

Harley-Davidson                                                                                 125,200                6,799,612

Harrah's Entertainment                                                                           46,400  (a)           1,717,264

Hasbro                                                                                           71,475                1,160,039

Hilton Hotels                                                                                   152,700                1,667,484

Home Depot                                                                                      969,000               49,428,690

International Game Technology                                                                    36,700  (a)           2,506,610


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

J.C. Penney                                                                                     109,100                2,934,790

Johnson Controls                                                                                 36,100                2,915,075

Jones Apparel Group                                                                              51,900  (a)           1,721,523

Kmart                                                                                           206,100  (a)           1,125,306

Kohl's                                                                                          138,500  (a)           9,755,940

Kroger                                                                                          332,200  (a)           6,933,014

Limited                                                                                         177,200                2,608,384

Liz Claiborne                                                                                    21,800                1,084,550

Lowe's Cos.                                                                                     320,200               14,860,482

Marriott International, Cl. A                                                                    99,600                4,048,740

Mattel                                                                                          178,500                3,070,200

May Department Stores                                                                           123,750                4,576,275

Maytag                                                                                           31,700                  983,651

McDonald's                                                                                      531,500               14,068,805

NIKE, Cl. B                                                                                     111,100                6,248,264

Navistar International                                                                           24,600                  971,700

Nordstrom                                                                                        55,600                1,124,788

Office Depot                                                                                    126,900  (a)           2,352,726

PACCAR                                                                                           31,700                2,080,154

RadioShack                                                                                       74,100                2,230,410

Reebok International                                                                             24,400  (a)             646,600

Safeway                                                                                         207,500  (a)           8,663,125

Sears, Roebuck & Co.                                                                            133,400                6,355,176

Southwest Airlines                                                                              316,425                5,847,534

Staples                                                                                         190,850  (a)           3,568,895

Starbucks                                                                                       157,700  (a)           3,004,185

Starwood Hotels & Resorts Worldwide                                                              81,800                2,441,730

TJX Cos.                                                                                        112,800                4,496,208

Target                                                                                          373,300               15,323,965

Tiffany & Co.                                                                                    60,400                1,900,788

Toys R Us                                                                                        82,100  (a)           1,702,754

Tricon Global Restaurants                                                                        60,260  (a)           2,964,792

US Airways Group                                                                                 27,800  (a)             176,252

V.F.                                                                                             45,900                1,790,559

Visteon                                                                                          53,925                  811,032

Wal-Mart Stores                                                                               1,843,000              106,064,650

Walgreen                                                                                        421,800               14,197,788

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Wendy's International                                                                            43,200                1,260,144

Whirlpool                                                                                        27,700                2,031,241

Winn-Dixie Stores                                                                                58,100                  827,925

                                                                                                                     418,478,924

CONSUMER STAPLES--5.9%

Alberto-Culver, Cl. B                                                                            23,500                1,051,390

Archer-Daniels-Midland                                                                          273,437                3,923,821

Avon Products                                                                                    97,700                4,543,050

Campbell Soup                                                                                   169,400                5,059,978

Clorox                                                                                           96,200                3,804,710

Coca-Cola                                                                                     1,028,300               48,484,345

Coca-Cola Enterprises                                                                           183,900                3,483,066

Colgate-Palmolive                                                                               228,100               13,172,775

ConAgra Foods                                                                                   222,200                5,281,694

Fortune Brands                                                                                   61,400                2,430,826

General Mills                                                                                   150,600                7,832,706

Gillette                                                                                        436,400               14,575,760

H.J. Heinz                                                                                      144,800                5,954,176

Hershey Foods                                                                                    56,100                3,797,970

International Flavors & Fragrances                                                               39,200                1,164,632

Kellogg                                                                                         168,100                5,059,810

Kimberly-Clark                                                                                  217,200               12,988,560

Newell Rubbermaid                                                                               110,271                3,040,171

Pepsi Bottling Group                                                                            117,400                2,758,900

PepsiCo                                                                                         723,420               35,223,320

Procter & Gamble                                                                                535,700               42,389,941

SUPERVALU                                                                                        55,100                1,218,812

SYSCO                                                                                           275,600                7,226,232

Sara Lee                                                                                        323,900                7,200,297

Tupperware                                                                                       24,000                  462,000

Unilever, N.V. (New York Shares)                                                                236,389               13,618,370

Wm. Wrigley Jr.                                                                                  93,100                4,782,547

                                                                                                                     260,529,859

ENERGY--6.9%

Amerada Hess                                                                                     36,700                2,293,750

Anadarko Petroleum                                                                              102,851                5,847,079

Apache                                                                                           56,650                2,825,702


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Baker Hughes                                                                                    138,920                5,066,412

Burlington Resources                                                                             82,990                3,115,445

CMS Energy                                                                                       55,000                1,321,650

ChevronTexaco                                                                                   441,069               39,524,193

Conoco                                                                                          258,635                7,319,371

Devon Energy                                                                                     52,100                2,013,665

EOG Resources                                                                                    47,800                1,869,458

El Paso                                                                                         211,006                9,412,978

Exxon Mobil                                                                                   2,828,538              111,161,542

Halliburton                                                                                     177,500                2,325,250

Kerr-McGee                                                                                       41,458                2,271,898

KeySpan                                                                                          57,500                1,992,375

Kinder Morgan                                                                                    46,200                2,572,878

McDermott International                                                                          25,400  (a)             311,658

Nabors Industries                                                                                58,200  (a)           1,998,006

Nicor                                                                                            18,500                  770,340

NiSource                                                                                         85,500                1,971,630

Noble Drilling                                                                                   54,700  (a)           1,861,988

Occidental Petroleum                                                                            154,500                4,098,885

Peoples Energy                                                                                   14,600                  553,778

Phillips Petroleum                                                                              157,660                9,500,592

Public Service Enterprise Group                                                                  85,800                3,619,902

Rowan Cos.                                                                                       38,800  (a)             751,556

Royal Dutch Petroleum (New York Shares)                                                         878,300               43,054,266

Schlumberger                                                                                    238,100               13,083,595

Sempra Energy                                                                                    85,691                2,103,714

Sunoco                                                                                           32,500                1,213,550

Transocean Sedco Forex                                                                          131,800                4,457,476

USX-Marathon Group                                                                              127,900                3,837,000

Unocal                                                                                          100,900                3,639,463

Williams Cos.                                                                                   213,100                5,438,312

                                                                                                                     303,199,357

HEALTH CARE--13.9%

Abbott Laboratories                                                                             641,900               35,785,925

Allergan                                                                                         54,200                4,067,710

American Home Products                                                                          545,500               33,471,880

AmerisourceBergen                                                                                42,500                2,700,875

                                                             The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Amgen                                                                                           432,300  (a)          24,399,012

Applera - Applied Biosystems Group                                                               87,600                3,440,052

Bausch & Lomb                                                                                    22,200                  836,052

Baxter International                                                                            244,100               13,091,083

Becton, Dickinson & Co.                                                                         106,900                3,543,735

Biogen                                                                                           61,200  (a)           3,509,820

Biomet                                                                                          111,500                3,445,350

Boston Scientific                                                                               166,800  (a)           4,023,216

Bristol-Myers Squibb                                                                            800,100               40,805,100

C.R. Bard                                                                                        21,100                1,360,950

Cardinal Health                                                                                 186,425               12,054,241

Chiron                                                                                           78,200  (a)           3,428,288

Eli Lilly & Co.                                                                                 464,900               36,513,246

Forest Laboratories                                                                              73,600  (a)           6,031,520

Genzyme                                                                                          87,700  (a)           5,249,722

Guidant                                                                                         126,000  (a)           6,274,800

HCA-Healthcare                                                                                  212,950                8,207,093

HEALTHSOUTH                                                                                     162,200  (a)           2,403,804

Health Management Associates, Cl. A                                                             101,400  (a)           1,865,760

Humana                                                                                           69,800  (a)             822,942

Immunex                                                                                         225,200  (a)           6,240,292

Johnson & Johnson                                                                             1,268,360               74,960,075

King Pharmaceuticals                                                                            101,600  (a)           4,280,408

Manor Care                                                                                       42,300  (a)           1,002,933

Mckesson HBOC                                                                                   118,246                4,422,400

MedImmune                                                                                        88,500  (a)           4,101,975

Medtronic                                                                                       500,600               25,635,726

Merck & Co.                                                                                     940,600               55,307,280

Millipore                                                                                        19,700                1,195,790

Pfizer                                                                                        2,599,575              103,593,063

Pharmacia                                                                                       533,157               22,739,146

Schering-Plough                                                                                 605,400               21,679,374

St. Jude Medical                                                                                 36,000  (a)           2,795,400

Stryker                                                                                          81,300                4,745,481

Tenet Healthcare                                                                                134,600  (a)           7,903,712

Thermo Electron                                                                                  73,500  (a)           1,753,710

UnitedHealth Group                                                                              128,900                9,122,253


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Watson Pharmaceuticals                                                                           44,000  (a)           1,381,160

Wellpoint Health Networks                                                                        26,400  (a)           3,084,840

Zimmer                                                                                           80,170  (a)           2,448,392

                                                                                                                     615,725,586

INTEREST SENSITIVE--21.7%

AFLAC                                                                                            215,900                5,302,504

Aetna                                                                                             59,299                1,956,274

Allstate                                                                                         294,800                9,934,760

Ambac Financial Group                                                                             43,600                2,522,696

American Express                                                                                 551,700               19,690,173

American International Group                                                                   1,080,289               85,774,946

AmSouth Bancorporation                                                                           150,650                2,847,285

Aon                                                                                              111,325                3,954,264

BB&T                                                                                             187,300                6,763,403

Bank of America                                                                                  650,546               40,951,871

Bank of New York                                                                                 304,500               12,423,600

Bank One                                                                                         482,110               18,826,396

Bear Stearns Cos.                                                                                 38,927                2,282,679

CIGNA                                                                                             59,800                5,540,470

Capital One Financial                                                                             88,800                4,790,760

Cendant                                                                                         405,848  (a)            7,958,679

Charles Schwab                                                                                  565,075                8,741,710

Charter One Financial                                                                            92,900                2,522,235

Chubb                                                                                            70,200                4,843,800

Cincinnati Financial                                                                             66,800                2,548,420

Citigroup                                                                                     2,127,422              107,392,262

Comerica                                                                                         73,600                4,217,280

Concord EFS                                                                                     208,300  (a)           6,828,074

Conseco                                                                                         142,501  (a)             635,554

Countrywide Credit Industries                                                                    50,500                2,068,985

Equity Office Properties Trust                                                                  171,300                5,152,704

Equity Residential Properties Trust                                                             112,000                3,215,520

Fannie Mae                                                                                      413,100               32,841,450

Fifth Third Bancorp                                                                             238,972               14,715,896

FleetBoston Financial                                                                           432,098               15,771,577

Franklin Resources                                                                              107,800                3,802,106

Freddie Mac                                                                                     287,400               18,795,960

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

General Electric                                                                              4,105,000              164,528,400

Golden West Financial                                                                            65,200                3,837,020

H & R Block                                                                                      75,900                3,392,730

Hartford Financial Services Group                                                               101,400                6,370,962

Household International                                                                         189,225               10,963,697

Huntington Bancshares                                                                           103,858                1,785,319

J.P. Morgan Chase & Co.                                                                         815,880               29,657,238

Jefferson-Pilot                                                                                  62,225                2,879,151

John Hancock Financial Services                                                                 123,500                5,100,550

Keycorp                                                                                         175,100                4,261,934

Lehman Brothers Holdings                                                                         98,500                6,579,800

Lincoln National                                                                                 78,300                3,803,031

Loews                                                                                            79,200                4,386,096

MBIA                                                                                             61,350                3,290,201

MBNA                                                                                            352,187               12,396,982

MGIC Investment                                                                                  44,300                2,734,196

Marsh & McLennan Cos.                                                                           113,550               12,200,948

Mellon Financial                                                                                193,400                7,275,708

Merrill Lynch                                                                                   350,000               18,242,000

MetLife                                                                                         299,700                9,494,496

Morgan Stanley Dean Witter & Co.                                                                453,534               25,370,692

National City                                                                                   250,600                7,327,544

Northern Trust                                                                                   91,800                5,528,196

PNC Financial Services Group                                                                    117,500                6,603,500

Progressive                                                                                      30,300                4,523,790

Providian Financial                                                                             117,500                  417,125

Regions Financial                                                                                93,900                2,820,756

Safeco                                                                                           52,700                1,641,605

SouthTrust                                                                                      141,700                3,495,739

St. Paul Cos.                                                                                    85,790                3,772,186

State Street                                                                                    134,500                7,027,625

Stilwell Financial                                                                               91,500                2,490,630

SunTrust Banks                                                                                  119,400                7,486,380

Synovus Financial                                                                               120,500                3,018,525

T. Rowe Price Group                                                                              51,100                1,774,703

Temple-Inland                                                                                    20,400                1,157,292

Torchmark                                                                                        51,300                2,017,629


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

U.S. Bancorp                                                                                    806,679               16,883,791

USA Education                                                                                    64,800                5,444,496

Union Planters                                                                                   56,800                2,563,384

UnumProvident                                                                                   100,044                2,652,166

Wachovia                                                                                        562,690               17,645,958

Washington Mutual                                                                               362,063               11,839,460

Wells Fargo                                                                                     701,000               30,458,450

XL Capital, Cl. A                                                                                54,900                5,015,664

Zions Bancorporation                                                                             37,900                1,992,782

                                                                                                                     959,764,820

INTERNET--.1%

Yahoo!                                                                                          235,500  (a)           4,177,770

PRODUCER GOODS & SERVICES--7.8%

Air Products & Chemicals                                                                         94,000                4,409,540

Alcan                                                                                           132,700                4,767,911

Alcoa                                                                                           351,164               12,483,880

Allegheny Technologies                                                                           33,066                  553,856

American Power Conversion                                                                        80,900  (a)           1,169,814

Ashland                                                                                          28,500                1,313,280

Avery Dennison                                                                                   45,400                2,566,462

Ball                                                                                             11,300                  798,910

Barrick Gold                                                                                    221,658                3,535,445

Bemis                                                                                            21,800                1,072,124

Boeing                                                                                          346,324               13,430,445

Boise Cascade                                                                                    24,000                  816,240

Burlington Northern Santa Fe                                                                    159,900                4,561,947

CSX                                                                                              88,100                3,087,905

Caterpillar                                                                                     141,900                7,414,275

Centex                                                                                           25,100                1,432,959

Cooper Industries                                                                                38,700                1,351,404

Crane                                                                                            24,675                  632,667

Cummins                                                                                          17,100                  659,034

Deere & Co.                                                                                      97,100                4,239,386

Dow Chemical                                                                                    372,976               12,599,129

E.I. duPont deNemours & Co.                                                                     423,932               18,021,349

Eastman Chemical                                                                                 31,900                1,244,738

Ecolab                                                                                           52,900                2,129,225

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Emerson Electric                                                                                177,000               10,106,700

Engelhard                                                                                        53,700                1,486,416

FedEx                                                                                           123,240  (a)           6,393,691

Fluor                                                                                            33,100                1,237,940

Freeport-McMoRan Copper, Cl. B                                                                   59,500  (a)             796,705

General Dynamics                                                                                 83,400                6,641,976

Genuine Parts                                                                                    71,650                2,629,555

Georgia-Pacific                                                                                  94,972                2,622,177

Goodrich                                                                                         42,200                1,123,364

Goodyear Tire & Rubber                                                                           67,500                1,607,175

Great Lakes Chemical                                                                             20,700                  502,596

Hercules                                                                                         44,800  (a)             448,000

Honeywell International                                                                         336,212               11,370,690

ITT Industries                                                                                   36,600                1,848,300

Illinois Tool Works                                                                             126,000                8,532,720

Inco                                                                                             75,200  (a)           1,273,888

Ingersoll-Rand                                                                                   69,450                2,903,705

International Paper                                                                             199,283                8,041,069

KB HOME                                                                                          20,800                  834,080

Leggett & Platt                                                                                  81,200                1,867,600

Lockheed Martin                                                                                 182,200                8,503,274

Louisiana-Pacific                                                                                43,300                  365,452

Masco                                                                                           189,700                4,647,650

Mead                                                                                             41,100                1,269,579

Minnesota Mining & Manufacturing                                                                162,100               19,161,841

Newmont Mining                                                                                   81,019                1,548,273

Norfolk Southern                                                                                159,400                2,921,802

Northrop Grumman                                                                                 45,700                4,607,017

Nucor                                                                                            32,200                1,705,312

PPG Industries                                                                                   69,600                3,599,712

Pactiv                                                                                           65,900  (a)           1,169,725

Pall                                                                                             50,501                1,215,054

Parker-Hannifin                                                                                  48,450                2,224,340

Phelps Dodge                                                                                     32,433                1,050,829

Placer Dome                                                                                     135,800                1,481,578

Praxair                                                                                          66,500                3,674,125

Pulte Homes                                                                                      24,400                1,089,948


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Raytheon                                                                                        161,600                5,247,152

Rockwell Collins                                                                                 75,900                1,480,050

Rockwell International                                                                           76,000                1,357,360

Rohm & Haas                                                                                      91,106                3,155,001

Sealed Air                                                                                       34,612  (a)           1,412,862

Sherwin-Williams                                                                                 63,900                1,757,250

Sigma-Aldrich                                                                                    30,300                1,194,123

Snap-On                                                                                          23,950                  806,157

Stanley Works                                                                                    35,300                1,643,921

TRW                                                                                              52,200                1,933,488

Textron                                                                                          58,400                2,421,264

Thomas & Betts                                                                                   24,000                  507,600

Tyco International                                                                              825,023               48,593,855

USX-U.S. Steel Group                                                                             36,900                  668,259

Union Pacific                                                                                   102,700                5,853,900

United Technologies                                                                             193,700               12,518,831

Vulcan Materials                                                                                 41,900                2,008,686

W.W. Grainger                                                                                    38,700                1,857,600

Waters                                                                                           53,200  (a)           2,061,500

Westvaco                                                                                         42,300                1,203,435

Weyerhaeuser                                                                                     89,400                4,834,752

Willamette Industries                                                                            45,400                2,366,248

Worthington Industries                                                                           35,200                  499,840

                                                                                                                     342,178,917

SERVICES--6.8%

ALLTEL                                                                                          128,400                7,926,132

AOL Time Warner                                                                               1,830,400  (a)          58,755,840

AT&T Wireless Services                                                                        1,046,303  (a)          15,035,374

Allied Waste Industries                                                                          81,400  (a)           1,144,484

American Greetings, Cl. A                                                                        26,200                  361,036

Automatic Data Processing                                                                       255,000               15,019,500

Carnival                                                                                        242,400                6,806,592

Cintas                                                                                           70,200                3,396,978

Clear Channel Communications                                                                    247,100  (a)          12,579,861

Comcast, Cl. A                                                                                  390,700  (a)          14,065,200

Computer Sciences                                                                                70,400  (a)           3,448,192

Convergys                                                                                        71,200  (a)           2,669,288

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Deluxe                                                                                           27,400                1,139,292

Dow Jones & Co.                                                                                  35,100                1,921,023

Electronic Data Systems                                                                         196,000               13,435,800

Equifax                                                                                          59,900                1,446,585

First Data                                                                                      157,800               12,379,410

Fiserv                                                                                           77,350  (a)           3,273,452

Gannett                                                                                         109,500                7,361,685

IMS Health                                                                                      122,200                2,384,122

Interpublic Group Cos.                                                                          156,200                4,614,148

Knight-Ridder                                                                                    34,800                2,259,564

McGraw-Hill Cos.                                                                                 79,900                4,872,302

Meredith                                                                                         20,400                  727,260

Moody's                                                                                          64,500                2,570,970

New York Times, Cl. A                                                                            62,700                2,711,775

Nextel Communications, Cl. A                                                                    330,100  (a)           3,617,896

Omnicom Group                                                                                    76,800                6,862,080

Paychex                                                                                         154,725                5,421,564

Quintiles Transnational                                                                          49,500  (a)             795,960

R.R. Donnelley & Sons                                                                            47,300                1,404,337

Robert Half International                                                                        72,400  (a)           1,933,080

Ryder System                                                                                     25,000                  553,750

Sprint (PCS Group)                                                                              407,600  (a)           9,949,516

TMP Worldwide                                                                                    45,700  (a)           1,960,530

Tribune                                                                                         123,200                4,611,376

Univision Communications, Cl. A                                                                  86,900  (a)           3,515,974

Viacom, Cl. B                                                                                   733,308  (a)          32,375,548

Walt Disney                                                                                     843,000               17,466,960

Waste Management                                                                                259,572                8,282,943

                                                                                                                     301,057,379

TECHNOLOGY--17.1%

ADC Telecommunications                                                                          326,500  (a)           1,501,900

Adobe Systems                                                                                    98,100                3,046,005

Advanced Micro Devices                                                                          140,500  (a)           2,228,330

Agilent Technologies                                                                            190,450  (a)           5,429,730

Altera                                                                                          159,300  (a)           3,380,346

Analog Devices                                                                                  149,600  (a)           6,640,744

Andrew                                                                                           33,650  (a)             736,599


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Apple Computer                                                                                  145,100  (a)           3,177,690

Applied Materials                                                                               337,500  (a)          13,533,750

Applied Micro Circuits                                                                          123,400  (a)           1,396,888

Autodesk                                                                                         22,700                  846,029

Avaya                                                                                           118,670  (a)           1,441,841

BMC Software                                                                                    101,000  (a)           1,653,370

Broadcom, Cl. A                                                                                 108,500  (a)           4,446,330

CIENA                                                                                           135,300  (a)           1,936,143

Cisco Systems                                                                                 3,033,000  (a)          54,927,630

Citrix Systems                                                                                   77,600  (a)           1,758,416

Compaq Computer                                                                                 700,472                6,836,607

Computer Associates International                                                               238,125                8,212,931

Compuware                                                                                       153,800  (a)           1,813,302

Comverse Technology                                                                              76,700  (a)           1,715,779

Conexant Systems                                                                                105,400                1,513,544

Corning                                                                                         391,100                3,488,612

Danaher                                                                                          59,100                3,564,321

Dell Computer                                                                                 1,079,200  (a)          29,332,656

Dover                                                                                            83,700                3,102,759

EMC                                                                                             916,100  (a)          12,312,384

Eaton                                                                                            28,700                2,135,567

Gateway                                                                                         133,600  (a)           1,074,144

Hewlett-Packard                                                                                 802,200               16,477,188

Intel                                                                                         2,775,400               87,286,330

International Business Machines                                                                 712,300               86,159,808

Intuit                                                                                           87,700  (a)           3,750,052

JDS Uniphase                                                                                    549,000  (a)           4,792,770

Jabil Circuit                                                                                    81,500  (a)           1,851,680

KLA-Tencor                                                                                       76,600  (a)           3,796,296

LSI Logic                                                                                       151,700  (a)           2,393,826

Lexmark International                                                                            53,800  (a)           3,174,200

Linear Technology                                                                               130,900                5,110,336

Lucent Technologies                                                                           1,411,747                8,879,889

Maxim Integrated Products                                                                       133,500                7,010,085

Mercury Interactive                                                                              34,200  (a)           1,162,116

Micron Technology                                                                               247,800  (a)           7,681,800

Microsoft                                                                                     2,227,000  (a)         147,583,290

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Molex                                                                                            80,875                2,503,081

Motorola                                                                                        920,306               13,822,996

NCR                                                                                              40,200  (a)           1,481,772

NVIDIA                                                                                           59,800  (a)           4,000,620

National Semiconductor                                                                           72,700  (a)           2,238,433

Network Appliance                                                                               136,900  (a)           2,994,003

Nortel Networks                                                                               1,323,480                9,926,100

Novell                                                                                          149,800  (a)             687,582

Novellus Systems                                                                                 59,300  (a)           2,339,385

Oracle                                                                                        2,299,700  (a)          31,758,857

PMC-Sierra                                                                                       68,300  (a)           1,452,058

Palm                                                                                            234,019  (a)             907,994

Parametric Technology                                                                           108,600  (a)             848,166

PeopleSoft                                                                                      125,200  (a)           5,033,040

PerkinElmer                                                                                      50,900                1,782,518

Pitney Bowes                                                                                    100,800                3,791,088

Power-One                                                                                        32,700  (a)             340,407

QLogic                                                                                           38,300  (a)           1,704,733

QUALCOMM                                                                                        316,100  (a)          15,963,050

Sabre Holdings                                                                                   55,199  (a)           2,337,678

Sanmina                                                                                         215,400  (a)           4,286,460

Sapient                                                                                          52,200  (a)             402,984

Scientific-Atlanta                                                                               64,600                1,546,524

Siebel Systems                                                                                  191,200  (a)           5,349,776

Solectron                                                                                       339,300  (a)           3,827,304

Sun Microsystems                                                                              1,340,400  (a)          16,540,536

Symbol Technologies                                                                              94,400                1,499,072

Tektronix                                                                                        38,000  (a)             979,640

Tellabs                                                                                         169,500  (a)           2,547,585

Teradyne                                                                                         74,800  (a)           2,254,472

Texas Instruments                                                                               716,300               20,056,400

Unisys                                                                                          131,900  (a)           1,654,026

VERITAS Software                                                                                165,783  (a)           7,430,394

Vitesse Semiconductor                                                                            78,800  (a)             981,848

Xerox                                                                                           297,700                3,102,034

Xilinx                                                                                          138,100  (a)           5,392,805

                                                                                                                     754,059,434


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

UTILITIES--6.9%

AES                                                                                             220,400  (a)           3,603,540

AT&T                                                                                          1,462,976               26,538,385

Allegheny Energy                                                                                 51,700                1,872,574

Ameren                                                                                           56,900                2,406,870

American Electric Power                                                                         133,260                5,800,808

BellSouth                                                                                       776,100               29,608,215

CINergy                                                                                          65,800                2,199,694

Calpine                                                                                         126,200  (a)           2,118,898

CenturyTel                                                                                       58,350                1,913,880

Citizens Communications                                                                         115,800  (a)           1,234,428

Consolidated Edison                                                                              87,800                3,543,608

Constellation Energy Group                                                                       67,600                1,794,780

DTE Energy                                                                                       67,300                2,822,562

Dominion Resources                                                                              108,793                6,538,459

Duke Energy                                                                                     320,918               12,599,241

Dynegy, Cl. A                                                                                   145,100                3,700,050

Edison International                                                                            134,700                2,033,970

Entergy                                                                                          91,400                3,574,654

Exelon                                                                                          132,650                6,351,282

FPL Group                                                                                        72,700                4,100,280

FirstEnergy                                                                                     123,036                4,303,799

Mirant                                                                                          165,632  (a)           2,653,425

Niagara Mohawk Power                                                                             66,300  (a)           1,175,499

PG&E                                                                                            160,100                3,080,324

PPL                                                                                              60,600                2,111,910

Pinnacle West Capital                                                                            35,000                1,464,750

Progress Energy                                                                                  90,426                4,071,883

Qwest Communications International                                                              688,437                9,727,615

Reliant Energy                                                                                  123,239                3,268,298

SBC Communications                                                                            1,389,962               54,444,812

Southern                                                                                        287,400                7,285,590

Sprint (FON Group)                                                                              366,800                7,365,344

TECO Energy                                                                                      57,700                1,514,048

TXU                                                                                             109,630                5,169,055

Verizon Communications                                                                        1,122,410               53,269,579

WorldCom Group                                                                                1,219,554  (a)          17,171,320

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Xcel Energy                                                                                     142,900                3,964,046

                                                                                                                     306,397,475

TOTAL COMMON STOCKS

   (cost $3,900,630,920)                                                                                           4,328,130,292
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS--2.2%                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--2.1%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  1.65%, dated 12/31/2001, due 1/2/2002 in the

  amount of $91,978,431 (fully collateralized by

  $89,322,000 of various U.S. Government

   Agency Obligations, value $93,811,127)                                                    91,970,000               91,970,000

U.S. TREASURY BILLS--.1%

2.16%, 1/10/2002                                                                                500,000  (b)             499,820

2.21%, 1/17/2002                                                                              1,000,000  (b)             999,320

1.91%, 1/31/2002                                                                              4,000,000  (b)           3,994,840

1.63%, 2/7/2002                                                                               1,000,000  (b)             998,390

                                                                                                                       6,492,370

TOTAL SHORT-TERM INVESTMENTS

   (cost $98,460,715)                                                                                                 98,462,370
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,999,091,635)                                                          100.2%            4,426,592,662

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.2%)              (7,954,139)

NET ASSETS                                                                                       100.0%            4,418,638,523

(A)  NON-INCOME PRODUCING.

(B)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

December 31, 2001

                                                                   Market Value                                  Unrealized
                                                                     Covered by                                Appreciation
                                            Contracts              Contracts ($)         Expiration        at 12/31/2001 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                             350               100,555,000          March 2002               1,198,713

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)        3,999,091,635   4,426,592,662

Cash                                                                  1,987,003

Dividends and interest receivable                                     4,395,551

Receivable for investment securities sold                               767,667

Receivable for shares of Common Stock subscribed                        717,907

Prepaid expenses                                                         55,918

                                                                  4,434,516,708
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           925,906

Payable for shares of Common Stock redeemed                          11,346,544

Payable for investment securities purchased                           2,523,368

Payable for futures variation margin--Note 4                            910,572

Accrued expenses                                                        171,795

                                                                     15,878,185
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    4,418,638,523
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   4,025,739,199

Accumulated undistributed investment income--net                        607,665

Accumulated net realized gain (loss) on investments and financial
futures                                                             (36,408,081)

Accumulated net unrealized appreciation (depreciation)
  on investments (including $1,198,713 net unrealized
  appreciation on financial futures)                                428,699,740
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    4,418,638,523

NET ASSET VALUE PER SHARE

                                                 Initial Shares  Service Shares
--------------------------------------------------------------------------------

Net Assets ($)                                    4,392,177,854      26,460,669

Shares Outstanding                                  149,585,194         902,192
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                             29.36           29.33

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended December 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $278,352 foreign taxes withheld at source)   59,899,651

Interest                                                             2,831,311

TOTAL INCOME                                                        62,730,962

EXPENSES:

Management fee--Note 3(a)                                           11,347,699

Prospectus and shareholders' reports                                   248,051

Directors' fees and expenses--Note 3(d)                                116,288

Professional fees                                                       84,093

Loan commitment fees--Note 2                                            71,089

Shareholder servicing costs (Initial Shares)--Note 3(c)                 43,299

Distribution fees (Service Shares)--Note 3(b)                           25,482

Registration fees                                                        6,475

Miscellaneous                                                          126,252

TOTAL EXPENSES                                                      12,068,728

INVESTMENT INCOME--NET                                              50,662,234
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             13,159,660

Net realized gain (loss) on financial futures                      (19,010,453)

NET REALIZED GAIN (LOSS)                                            (5,850,793)

Net unrealized appreciation (depreciation) on investments
  (including $3,956,443 net unrealized appreciation on
  financial futures)                                              (684,896,895)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (690,747,688)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (640,085,454)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended December 31,
                                           -------------------------------------

                                                   2001                 2000(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         50,662,234           50,558,831

Net realized gain (loss) on investments        (5,850,793)          80,354,312

Net unrealized appreciation (depreciation)
   on investments                            (684,896,895)        (649,453,754)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (640,085,454)        (518,540,611)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Initial shares                               (50,538,356)         (50,548,602)

Service shares                                  (123,696)                   --

Net realized gain on investments:

Initial shares                               (23,226,545)         (83,423,621)

Service shares                                  (135,166)                   --

TOTAL DIVIDENDS                              (74,023,763)        (133,972,223)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Initial shares                                975,956,345        1,497,873,041

Service shares                                 28,389,753                  500

Dividends reinvested:

Initial shares                                 73,764,901          133,972,223

Service shares                                    258,862                   --

Cost of shares redeemed:

Initial shares                             (1,078,261,283)      (1,074,843,967)

Service shares                                 (1,556,104)                  --

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                  (1,447,526)         557,001,797

TOTAL INCREASE (DECREASE) IN NET ASSETS      (715,556,743)         (95,511,037)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         5,134,195,266        5,229,706,303

END OF PERIOD                               4,418,638,523        5,134,195,266

Undistributed investment income--net              607,665              656,576


                                                     Year Ended December 31,
                                            ------------------------------------

                                                   2001                 2000(a)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

INITIAL SHARES

Shares sold                                    31,813,295           39,948,205

Shares issued for dividends reinvested          2,520,503            3,774,732

Shares redeemed                               (35,768,506)         (28,714,921)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (1,434,708)          15,008,016
--------------------------------------------------------------------------------

SERVICE SHARES

Shares sold                                       944,339                   15

Shares issued for dividends reinvested              8,900                   --

Shares redeemed                                   (51,061)                  --

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     902,178                   15

(A) EFFECTIVE DECEMBER 31, 2000, SHARES OF THE FUND WERE REDESIGNATED AS INITIAL SHARES AND THE FUND COMMENCED SELLING SERVICE SHARES.

 SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                       Year Ended December 31,
                                                          --------------------------------------------------------------------------
INITIAL SHARES                                            2001             2000             1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                     34.00            38.45            32.52            25.75             20.28

Investment Operations:

Investment income--net                                     .34(a)           .35(a)           .40(a)           .37               .37

Net realized and unrealized gain (loss)
   on investments                                        (4.48)           (3.88)            6.24             6.85              6.26

Total from Investment Operations                         (4.14)           (3.53)            6.64             7.22              6.63

Distributions:

Dividends from investment income--net                     (.34)            (.35)            (.38)            (.38)             (.37)

Dividends from net realized gain
   on investments                                         (.16)            (.57)            (.33)            (.07)             (.79)

Total Distributions                                       (.50)            (.92)            (.71)            (.45)            (1.16)

Net asset value, end of period                           29.36            34.00            38.45            32.52             25.75
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                        (12.18)           (9.28)           20.60            28.21             32.96
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                                   .26              .26              .26              .26               .28

Ratio of net investment income
   to average net assets                                  1.09              .95             1.13             1.35              1.66

Portfolio Turnover Rate                                   4.03             4.97             2.64             2.40              3.53
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                       4,392,178        5,134,195        5,229,706        3,440,542         1,868,672

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        Year Ended December 31,
                                                    ---------------------------

SERVICE SHARES                                               2001       2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                        34.00      34.00

Investment Operations:

Investment income--net                                        .24(b)      --

Net realized and unrealized gain (loss)
   on investments                                           (4.48)        --

Total from Investment Operations                            (4.24)        --

Distributions:

Dividends from investment income--net                        (.27)        --

Dividends from net realized gain on investments              (.16)        --

Total Distributions                                          (.43)        --

Net asset value, end of period                              29.33      34.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                           (12.46)        --
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                       .57         --

Ratio of net investment income
   to average net assets                                      .83         --

Portfolio Turnover Rate                                      4.03       4.97
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                      26,461          1

(A) THE FUND COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund's index manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class and certain voting rights.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national
securities    market,    or    securities    for    which    there    were   no

transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

At December 31, 2001, the cost of investments for Federal income tax purposes was $4,010,259,180; accordingly, accumulated net unrealized appreciation on investments was $416,333,482, consisting of $1,003,066,557 gross unrealized appreciation and $586,733,075 gross unrealized depreciation. The difference between book basis and tax basis unrealized appreciation is attributed primarily to the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on futures contracts.

At December 31, 2001 the components of accumulated earnings on a tax basis were as follows, undistributed ordinary income $607,665 and unrealized appreciation of $416,333,482. In addition, the fund had $24,041,823 of capital losses realized after October 31, 2001 which were deferred for tax purposes to the first day of the following fiscal year.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2001 and December 31, 2000, respectively, were as follows: ordinary income $50,662,052 and $53,634,434 and long-term capital gains $23,361,711 and $80,337,789.

During the period ended December 31, 2001, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $49,093, increased accumulated net realized gain (loss) on investments by $45,782 and increased paid-in capital by $3,311. Net assets were not affected by this reclassification.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commit ment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2001, the fund did not borrow under the Facility.

NOTE 3--Management Fee, Index Management Fee and Other Transactions With
Affiliates:

(A) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund' s average daily net assets. Dreyfus has undertaken from January 1, 2001 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund's aggregate expenses exclusive of brokerage commissions, Rule 12b-1 fees, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended December 31, 2001, there was no expense reimbursement pursuant to the undertaking.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares. The Plan provides payments to be made at an annual rate of .25 of 1% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2001, Service shares were charged $25,482 pursuant to the Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(C) Under the Shareholder Services Plan, Initial shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the Initial shares' average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended December 31, 2001, Initial shares were charged $32,434 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2001, the fund was charged $1,737 pursuant to the transfer agency agreement.

(D) Each Board member also serves a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2001, amounted to $184,189,362 and $221,378,044, respectively.


The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 2001 are set forth in the Statement of Financial Futures.

                                                             The Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Dreyfus Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects the financial position of Dreyfus Stock Index Fund (the "Fund" ) at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements" ) are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


                                                     PricewaterhouseCoopers LLP

New York, New York
January 25, 2002


IMPORTANT TAX INFORMATION (Unaudited)

For Federal Tax purposes, the fund hereby designates $.1502 per share as a long-term capital gain distribution paid on December 31, 2001 and also designates $.0060 per share as a long-term capital gain distribution paid on
March    30,    2001.

The fund also designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2001 as qualifying for the corporate dividends received deduction.

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)



                                                                                                                 No. of Portfolios
Name (age)                   Principal Occupation           Other Directorships                                  for which Board
Position, (held since)       During Past 5 Years            And Affiliations                                     Member Serves
-----------------------------------------------------------------------------------------------------------------------------------

Joseph S. DiMartino (58)     Chairman of the Board          o The Muscular Dystrophy Association                            190
Chairman of the              of various Funds in The        o Plan Vista Corporation (formerly
Board (1995)                 Dreyfus Family of Funds          HealthPlan Services Corporation), a provider of
                                                              marketing,  administrative and risk  management
                                                              services to health and other benefit programs
                                                            o Carlyle Industries, Inc., button packager and
                                                              distributor
                                                            o Century Business Services, Inc., a provider of various
                                                              outsourcing functions for small and medium size companies
                                                            o The Newark  Group, a privately held company
                                                              providing  a national  network of paper recovery
                                                              facilities, paperboard mills and paperboard
                                                              converting plants
                                                            o QuikCAT.com, Inc., a private company engaged in the
                                                              development of  high speed movement, routing,
                                                              storage and encryption of data

David P. Feldman (62)        o AT&T Investment              o 59 Wall Street Mutual                                          54
Board Member (1989)            Management Corporation,        Funds Group,  (11 Funds)
                               Chairman and Chief           o The Jeffrey Company, a private investment company
                               Executive Officer
                               (Retired May 1997).

Ehud Houminer (61)           o Professor and                o Avnet Inc., an electronics distributor                         21
Board Member (1996)            Executive-in-Residence       o Super Sol Limited, an Israeli supermarket chain
                               at the Columbia Business
                               School, Columbia University.
                             o Principal of Lear, Yavitz
                               and Associates, a management
                               consulting firm

Gloria Messinger (72)        o Corporate Director and       o Member of the Board of Directors of the Yale Law                14
Board Member (1996)            Trustee.                       School Fund and Theater for a New
                                                              Audience, Inc.

John Szarkowski (76)         o Consultant in Photography    o Director Emeritus of Photography at The Museum                 14
Board Member (1991)                                           of Modern Art

Anne Wexler (71)             o Chairman of the Wexler       o Wilshire Mutual Funds (5 Funds)                                28
Board Member (1991)            Group, consultants
                               specializing in government   o Comcast Corporation, a
                               relations and public           telecommunications company
                               affairs                      o The New England Electric  System
                                                            o Member of the Council of Foreign Relations and
                                                              National Park Foundation


ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611
JOHN M. FRASER, JR., EMERITUS BOARD MEMBER


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of Dreyfus, and an officer of 92 investment companies (comprised of 183 portfolios) managed by Dreyfus. Mr. Canter also is a Director and Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 56 years old , and has been an employee of Dreyfus since May 1995.

MARK N. JACOBS, EXECUTIVE VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 196 portfolios) managed by Dreyfus. He is 55 years old, and has been an employee of Dreyfus since June 1977.

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 196 portfolios) managed by Dreyfus. He is 42 years old, and has been an employee of Dreyfus since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of 93 investment companies (comprised of 196 portfolios) managed by Dreyfus. He is 52 years old, and has been an employee of Dreyfus since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director of Mutual Fund Treasury Accounting of Dreyfus, and an officer of 93 investment companies (comprised of 196 portfolios) managed by Dreyfus. He is 43 years old, and has been an employee of Dreyfus since April 1985.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of Dreyfus,
and an officer of 93 investment companies (comprised of 196 portfolios) managed by Dreyfus. He is 47 years old, and has been an employee of Dreyfus since June 1993.

                                                             The Fund

NOTES

                 For More Information

                        Dreyfus Stock Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Index Fund Manager

                        Mellon Equity Associates
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2002 Dreyfus Service Corporation                                  763AR1201